DISPOSITION OF STALWELL MINE - Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Continuing And Discontinued Operations [Line Items]
Revenue	$ 747,495	$ 403,340
Production costs	(288,315)	(192,842)
Royalty expense	(21,396)	(15,552)
Depletion and depreciation	(148,655)	(58,970)
Earnings (loss) from mine operations	289,129	135,976
Expenses
Exploration	(48,411)	(15,817)
Care and maintenance	(11,877)	(80)
Earnings (loss) from operations	202,798	90,342
Other income, net	3,376	210
Foreign translation reserve	(2,209)	429
Earnings before taxes from continuing operations	196,079	79,767
Net earnings	$ 132,426	$ 42,107
Loss per share from discontinued operations - basic (in dollars per share)	$ 0.64	$ 0.35
Loss per share from discontinued operations - diluted (in dollars per share)	$ 0.63	$ 0.34
Discontinued operations
Disclosure Of Continuing And Discontinued Operations [Line Items]
Revenue	$ 0	$ 3,323
Production costs	0	(5,527)
Royalty expense	0	(34)
Depletion and depreciation	0	(96)
Earnings (loss) from mine operations	0	(2,334)
Expenses
Exploration	(1,477)	(22)
Care and maintenance	(8,884)	(3,976)
Earnings (loss) from operations	(10,361)	(6,332)
Other income, net	363	(172)
Loss on disposition of Stawell Mine	(11,600)	0
Foreign translation reserve	(5,968)	0
Earnings before taxes from continuing operations	(27,566)	(6,504)
Income tax recovery	2,662	1,877
Net earnings	$ (24,904)	$ (4,627)
Loss per share from discontinued operations - basic (in dollars per share)	$ (0.12)	$ (0.04)
Loss per share from discontinued operations - diluted (in dollars per share)	$ (0.12)	$ (0.04)